Inventories - Details of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Line Items]
Merchandise	₩ 243,975	₩ 225,958
Finished goods	1,332	1,568
Work-in-process	950	2,548
Raw materials and supplies	26,146	29,772
Inventories	272,403	259,846
Gross amount [member]
Disclosure of inventories [Line Items]
Merchandise	251,463	232,871
Finished goods	1,889	1,931
Work-in-process	1,906	2,895
Raw materials and supplies	29,395	31,141
Inventories	284,653	268,838
Accumulated impairment [member]
Disclosure of inventories [Line Items]
Merchandise	(7,488)	(6,913)
Finished goods	(557)	(363)
Work-in-process	(956)	(347)
Raw materials and supplies	(3,249)	(1,369)
Inventories	₩ (12,250)	₩ (8,992)